INCOME TAXES - Summary of Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Allowance and reserves	$ 3,811	$ 5,681
Prepaid expense		93
Net operating loss carryforward	167,844	166,297
Tax credit carryforwards	6,451	6,881
Writedown/amortization of intangible assets and goodwill		1
Property, plant and equipment	396	815
Stock-based compensation	29	74
Accrued warranties	12	12
Other	14,052	13,874
Total deferred tax assets	192,595	193,728
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(88)	(204)
Prepaid expense	(42)
Total deferred tax liabilities	(130)	(204)
Total net deferred tax assets	192,465	193,524
Less: Valuation allowance	(190,334)	(189,253)
Total net deferred tax assets	$ 2,131	$ 4,271